Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 20,777	$ 15,869	$ 12,148
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $2,454, $4,231 and $1,158, respectively	3,953	(6,820)	1,867
Reclassification adjustment for net gains included in net earnings, net of taxes of $209, $30 and $100, respectively	(336)	(48)	(160)
Other comprehensive earnings (losses)	3,617	(6,868)	1,707
Comprehensive earnings	$ 24,394	$ 9,001	$ 13,855